Net Loss Per Share	12 Months Ended
Nov. 30, 2022
Earnings Per Share [Abstract]
Net Loss Per Share

12. Net Loss Per Share

The following table provides reconciliation between earnings per common share:

	For the year ended November 30
	2022	2021	2020
Net loss	$(1,738,657)	$(697,311)	$(595,010)

Weighted average number of shares outstanding, basic and diluted	9,937,248	9,500,001	9,500,001

Net loss per common share
Basic and diluted	$(0.17)	$(0.07)	$(0.06)

The basic and diluted net loss per share are the same as the Company is in a net loss position.